Delaware Limited-Term Diversified Income Fumd
Delaware Limited-Term Diversified Income Fund (the "Fund")
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Limited-Term Diversified Income Fumd	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	2.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 2.00%, which declines to 1.00% during the second and third years, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Limited-Term Diversified Income Fumd	Class A		Class B		Class C	Class R	Institutional Class
Management Fees	0.46%		0.46%		0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%	0.50%	none
Other Expenses	0.20%		0.20%		0.20%	0.20%	0.20%
Total annual fund operating expenses	0.91%		1.66%		1.66%	1.16%	0.66%
Fee waivers and expense reimbursements	(0.10%)	[1]	(0.85%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%		0.81%		1.66%	1.16%	0.66%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor) has contracted to limit the Fund's Class A shares' 12b-1 fees to no more than 0.15% of average daily net assets, respectively, from April 30, 2013 through April 30, 2014. The Distributor has also contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.15% of average daily net assets from March 1, 2013 through February 28, 2014. The waivers may be terminated only be agreement of the Distributor and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable Distributor's expense waivers for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Limited-Term Diversified Income Fumd (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	355	547	756	1,355
Class B	283	540	822	1,421
Class C	269	523	902	1,965
Class R	118	368	638	1,409
Institutional Class	67	211	368	822

(if not redeemed)
Expense Example, No Redemption Delaware Limited-Term Diversified Income Fumd (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	83	440	822	1,421
Class C	169	523	902	1,965